Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted net loss per share	$ 0.168	$ 0.244
Weighted average number of shares outstanding used in computing diluted net loss per share	45,623,434	36,814,382